Business segment information (Details 1) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Scales & Others
Net sales	$ 6,555	$ 15,590	$ 6,686
Cost of Revenue	2,283	5,940	4,340
Operating (loss) / income	1,010	1,206	(74)
Identifiable assets	4,591	25,642	8,244
Depreciation and amortization	285	1,081	540
Capital expenditure	142	700	236
Pet Electronics Products
Net sales	8,002	6,259	1,410
Cost of Revenue	2,834	1,757	915
Operating (loss) / income	1,118	767	(16)
Identifiable assets	5,700	5,298	1,739
Depreciation and amortization	354	343	115
Capital expenditure	176	572	67
Rental and Management
Net sales	1,033	901	1,896
Cost of Revenue	823	739	780
Operating (loss) / income	(922)	(953)	(450)
Identifiable assets	4,096	4,026	4,716
Depreciation and amortization	442	437	479
Capital expenditure	382	9	289
Total Operating Segments
Net sales	15,590	13,096	9,992
Cost of Revenue	5,940	5,690	6,035
Operating (loss) / income	1,206	362	(540)
Identifiable assets	14,387	14,350	14,699
Depreciation and amortization	1,081	1,105	1,134
Capital expenditure	700	1,124	592
Corporate
Net sales	0	0	0
Cost of Revenue	0	0	0
Operating (loss) / income	0	0	0
Identifiable assets	11,255	9,851	7,787
Depreciation and amortization	0	0	0
Capital expenditure	$ 0	0	0
Group
Net sales		13,096	9,992
Cost of Revenue		5,690	6,035
Operating (loss) / income		362	(540)
Identifiable assets		24,201	22,486
Depreciation and amortization		1,105	1,134
Capital expenditure		$ 1,124	$ 592